Investments - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Equity investments	$ 13,996	$ 18,048
Share of income (loss) for the year	$ 4,401	5,720	$ 4,163
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Ownership percentage	3.10%
Equity investments	$ 12,888	11,807
Share of income (loss) for the year	$ (796)	1,916	947
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Ownership percentage	50.00%
Equity investments	$ 1,215	3,965
Share of income (loss) for the year	$ 5,093	4,344	4,977
Suzhou Fuda Business Management and Consulting Partnership
Schedule of Investments [Line Items]
Ownership percentage	33.67%
Equity investments	$ 0	2,469
Share of income (loss) for the year	(5)	$ (44)	49
Apis Assay Technologies Ltd
Schedule of Investments [Line Items]
Ownership percentage		19.90%
Equity investments	0	$ 0
Share of income (loss) for the year	0	$ (433)	(1,694)
Actome GmbH
Schedule of Investments [Line Items]
Ownership percentage		12.50%
Equity investments	0	$ 0
Share of income (loss) for the year	$ 0	(163)	(216)
Hombrechtikon Systems Engineering AG(1)
Schedule of Investments [Line Items]
Ownership percentage	19.00%
Equity investments	$ (107)	(193)
Share of income (loss) for the year	$ 109	$ 100	$ 100